ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.  ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2019	2020
	RMB	RMB	US$
Payables for the purchase of property and equipment	125,126	87,766	13,451
Payroll and welfare payables	189,658	155,445	23,823
Payables for delivery costs	79,417	76,110	11,664
Payables for advertising expenditures	123,047	64,069	9,819
Payables for office supplies and utilities	140,752	111,661	17,113
Accrued liabilities for free coupons	41,089	19,743	3,026
Cash received in relation to Fabricated Transactions	2,264,107	—	—
Others	230,653	188,323	28,861

	3,193,849	703,117	107,757

The cash received in relation to Fabricated Transactions represents the funds supporting the Fabricated Transactions in 2019 that were funneled to the Group through several third parties and a related party to inflate revenue as described in “Note 21 Subsequent events- independent investigation and related matters” in 2019 Form 20-F. The entire balance as of December 31, 2019 was fully repaid in the first half of 2020.